Consolidated Statement of Financial Position (Parenthetical) - RUB (₽) ₽ in Millions	Dec. 31, 2018	Dec. 31, 2017
Statement of financial position [abstract]
Interest payable, fines and penalties	₽ 9,877	₽ 41,992